Trading Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Trading Assets

	Group
	2017 £m	2016 £m
Securities purchased under resale agreements	8,870	10,712
Debt securities	5,156	6,248
Equity securities	9,662	5,986
Cash collateral	6,156	6,169
Short-term loans	711	920
	30,555	30,035